Quantitative and qualitative disclosure about market risk	12 Months Ended
Dec. 31, 2020
Quantitative and qualitative disclosure about market risk
Quantitative and qualitative disclosure about market risk

Note 23 - Quantitative and qualitative disclosure about market risk

Concentration of credit risk

Credit risk is one of the most significant risks for the Company’s business and arise principally in lending activities.

Credit risk on loans receivable is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Company requires collateral primarily in the form of rights to property.

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks of the borrower, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The Company originates loans to customers located primarily in Hong Kong. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region. Prior to January 1, 2020, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

The Company adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since January 1, 2020, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. The Company’s loans receivable and interest receivable are within the scope of ASC Topic 326.

The provision for loan losses of $1,980,  $194 and $nil was recognized for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company’s accounts receivable, loans receivable, interest receivable, other receivables and prepayments and deposit for acquisition of a subsidiary are within the scope of ASC Topic 326.

To estimate expected credit losses as of December 31, 2020, the Company has conducted an assessment of expected credit loss of loan and interest receivables (“Financial Assets”) held by the Company and together with its subsidiaries. The Financial Assets are outstanding loans and interests from the money lending business in a total amount of HKD201,647,726 (“Principal”) and HKD18,506,257 (“Interest”) respectively.

Movement of the provision for loan losses and interest receivable are as follows:

	For the years ended December 31,
	2020	2019
Balance as of January 1	$194	$—
Provisions for doubtful accounts	1,980	194
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	2,174	194

Movement of the Provision for account receivable, other receivables and prepayments, deposit for acquisition of a subsidiary are as follows:

	For the years ended December 31,
	2020	2019
Balance as of January 1	$—	$—
Provisions for doubtful accounts	39	—
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	39	—

As of December 31, 2020, the loans receivable due from 3 customers accounted for 16%,  15% and 39.9% (Victor Or, a shareholder of the Company holding 2.3% and 2.3% of the Company’s ordinary shares as of December 31, 2020 and May 16, 2021) (seller of Giant Financial Services Limited (note 7(f)) of total loan receivable. As of December 31, 2020, no other customer accounted for more than 10% of total loan balance.

As of December 31, 2019, the loans receivable due from 1 customer accounted for 52% (Victor Or, a shareholder of the Company holding 2.3% and 2.3% of the Company’s ordinary shares as of December 31, 2020 and May 16, 2021) (seller of Giant Financial Services Limited (note 7(f)) of total loan receivable. As of December 31, 2019, no other customer accounted for more than 10% of total loan balance.

Concentration of customer

Revenue from 2 major customers accounted for 19% and 10% of the Company’s total revenues, for the year ended December 31, 2020. No other single customer accounted for more than 10% of the Company’s total revenues, for the year ended December 31, 2020.

Revenue from 1 major customer accounted for 21% (Victor Or, a shareholder of the Company holding 2.3% and 2.3% of the Company’s ordinary shares as of December 31, 2020 and May 16, 2021) (seller of Giant Financial Services Limited (note 7(f)) of the Company’s total revenues, for the year ended December 31, 2019. No other single customer accounted for more than 10% of the Company’s total revenues during the year ended December 31, 2019.

Revenue from 2 major customers accounted for 14% and 23% (Victor Or, a shareholder of the Company holding 2.3% and 2.3% of the Company’s ordinary shares as of December 31, 2020 and May 16, 2021) (seller of Giant Financial Services Limited (note 7(f)) of the Company’s total revenues, respectively, for the year ended December 31, 2018, respectively. No other single customer accounted for more than 10% of the Company’s total revenues during the year ended December 31, 2018.

Concentration of geographic area

The Company does not allocate its assets located and expenses incurred outside Hong Kong to its reportable segments because these assets and activities are managed at a corporate level (Note 19).

Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2020	2019	2018
Hong Kong	4,235	5,115	1,570
Australia	58	—	—

Total	$4,293	$5,115	$1,570

Concentration of supplier

As of December 31, 2020 and 2019, the management considered that there were no significant supplier risks to the Company.

Concentration of deposit institution of cash and bank deposit

As of December 31, 2020 and 2019, majority of the Company’s cash is deposited in banks located in Hong Kong. In Hong Kong, Deposit Protection Scheme is in place which protects eligible deposits held with banks in Hong Kong. Hong Kong Deposit Protection Board will compensate up to a limit of HKD500,000 to each depositor if the bank which hold eligible deposits fails.

As of June 30, 2021, the Company had HK$80.67 million ($10.34 million) cash and bank deposits. The Company held six bank accounts with total amount of HK$8.17 million ($1.05 million) cash deposited in Alpen Baruch Bank Limited which is an international bank situated in Vanuatu. There is no Deposit Protection Scheme in place which protects eligible deposits held with banks in Vanuatu.

Eligible deposits include all types of ordinary deposits such as current accounts, savings accounts, secured deposits and time deposits with a maturity not exceeding five years. Eligible deposits are protected regardless of the currency in which the deposits are denominated.

Foreign currency risk

Certain transactions of the Company are denominated in HKDs which is different from the functional currency of the Company, and therefore the Company is exposed to foreign currency risk. As the HKD is currently pegged to the USD, management considers that there is no significant foreign currency risk arising from the Company’s monetary assets denominated in USD.

The Company currently does not have a foreign currency hedging policy. However, the management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.